Summary of Additional Information about Awards Granted (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 01, 2014		Feb. 02, 2013		Jan. 28, 2012
Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of awards vested	$ 25.3		$ 28.5		$ 0.5
Weighted average grant date fair value per share of awards granted	$ 66.10	[1],[2]	$ 46.12	[1]	$ 43.52	[1]
Share Saving Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per share of awards granted	$ 22.89	[1]	$ 15.40	[1]	$ 11.55	[1]
Total intrinsic value of options exercised	4.9		3.3		1.1
Cash received from share options exercised	2.9		2.7		3.2
Executive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	4.8		9.0		5.2
Cash received from share options exercised	$ 6.3		$ 18.9		$ 7.4

[1]	Weighted average.
[2]	Includes shares issued to the CEO, whose contract includes share based compensation for amounts foregone from his prior employment.